Non-financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current Other Non-financial Assets	$ 245,878	$ 670,529
Other Non-financial Assets	891,874	4,584,052
Others
Statement [Line Items]
Other Non-financial Assets	76,883	96,493
Prepayments to Vendors
Statement [Line Items]
Non-current Other Non-financial Assets	4,511	8,787
Income Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	240,947	539,708
Prepayment Insurance
Statement [Line Items]
Other Non-financial Assets	326,028	2,229,396
Upfront Payments of Inventories purchases
Statement [Line Items]
Other Non-financial Assets	252,136	142,902
Tax Credits
Statement [Line Items]
Non-current Other Non-financial Assets	420	122,034
Other Non-financial Assets	$ 236,827	$ 2,115,261